DEPOSITS	6 Months Ended
Jun. 30, 2024
Schedule Of Warrants Outstanding And Exercisable
DEPOSITS

NOTE 4 – DEPOSITS

Additionally, the Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942. As of June 30, 2024 and December 31, 2023, the balance was $16,942 for each period.